Waddell & Reed Advisors
                    Municipal
                    High Income
                    Fund, Inc.

                    Semiannual
                    Report
                    --------------
                    March 31, 2001

CONTENTS

         3     President's Letter

         5     Performance Summary

         7     Portfolio Highlights

         8     Investments

        25     Statement of Assets and Liabilities

        26     Statement of Operations

        27     Statement of Changes in Net Assets

        28     Financial Highlights

        32     Notes to Financial Statements

        37     Independent Auditors' Report

        38     Directors & Officers














This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Municipal High Income Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the Waddell & Reed Advisors Municipal High Income Fund, Inc. current prospectus and current Fund performance information.

PRESIDENT'S LETTER OF MUNICIPAL HIGH INCOME FUND
March 31, 2001


Dear Shareholder,


We are pleased to share with you this report on your Fund's operations for the six months ended March 31, 2001.

The last six months brought a difficult environment for the stock markets and for the economy as a whole. Corporate earnings reports continued to fall short of expectations during both the fourth quarter of 2000 and the first quarter of 2001. Consumer confidence waned as energy prices rose and the stock markets tumbled. The technology sector continued to experience falling stock prices, with more traditional sectors such as financial services, health care and energy soon following suit as the declining market seemed to have an effect across the board.

In an effort to halt the downward trend, and to attempt to stave off a perceived recession, the Federal Reserve cut interest rates three times during the six-month period, including twice in January, for a total of 1.5 percentage points. Despite this action, the markets and the economy had not yet reversed their mostly negative course as of March 31. Nonetheless, most economists forecast further interest rate cuts during the balance of 2001, and Congress is contemplating a tax-cut package that could help improve the economic outlook as the year progresses.

For the last six months, the technology-heavy Nasdaq Industrial Index was down
39.9 percent. The other two major indexes also suffered, although not quite as much, as the S&P 500 declined 18.7 percent and the Dow Jones Industrial Average declined 6.2 percent.

By contrast, bonds have done fairly well during the last six months, as evidenced by the Salomon Brothers Broad Investment Grade Index increasing 7.4 percent for the period. It appears that a combination of the slowing economy, a declining stock market and falling interest rates has helped bond performance over the last six months.

Going forward, we believe it is essential for investors to maintain a long-term perspective and to maintain a diversified portfolio. Short-term downturns often create excellent buying opportunities, as well as opportunities to further diversify holdings. We believe that it remains important for all investors to review their investment asset allocation on a regular basis to ensure that it continues to adhere to individual risk tolerance and is adaptable to market changes.

Essentially, this country has experienced a decade of economic expansion.
Market volatility during the last six months has suggested that we may now be entering a recession, although there is no current consensus among economists and analysts. We believe that the best way to approach a fluctuating market is to develop a personal financial plan. From our experience, those who adhere to a structured and consistent investment program remain well positioned to take advantage of opportunities, including those presented by the market's occasional downdrafts.

Remember, a plan that is appropriate for you is appropriate regardless of inevitable market changes. You have a partnership with your Waddell & Reed financial advisor, and that partnership is built upon a customized program based on your specific needs. Focusing on that plan, despite market fluctuations, could be your key to a sound financial future. Thank you for your ongoing commitment and support.


Respectfully,
Robert L. Hechler

President

SHAREHOLDER SUMMARY OF MUNICIPAL HIGH INCOME FUND
--------------------------------------------------------------
Municipal High Income Fund

                                GOAL:   To seek to provide a high level of
                                        income that is not subject to Federal
                                        income tax.  (Income may be subject to
                                        state and local taxes and a significant
                                        portion may be subject to the Federal
                                        alternative minimum tax.)

Strategy
Invests primarily in tax-exempt municipal bonds rated in the lower tier of investment grade or lower, including bonds rated below investment grade, junk bonds and lower-quality unrated bonds. The Fund diversifies its holdings among two main types of municipal bonds: general obligation bonds and revenue bonds.

Founded
1986

Scheduled Dividend Frequency
Monthly

Portfolio Strategy
Ordinarily, at least 75% of assets in medium and lower rated municipal bonds. Generally less than 20% of assets in taxable debt securities.
No more than 25% of assets in industrial revenue bonds of any one industry.

Performance Summary - Class A Shares
          Per Share Data
For the Six Months Ended March 31, 2001
---------------------------------------
Dividends paid                 $0.14
                               =====

Net asset value on
   3-31-01                     $4.92
   9-30-00                      4.92
                              ------
Change per share               $0.00
                              ======


Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF MUNICIPAL HIGH INCOME FUND
--------------------------------------------------------------
Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return (A)
                         Class A                      Class B
                  -----------------------     -------------------
                      With      Without         With     Without
Period           Sales Load(B) Sales Load(C)  CDSC(D)    CDSC(E)
------            ----------   ----------     ---------  ---------
 1-year period
  ended 3-31-01     1.20%        5.69%           0.74%      4.72%
 5-year period
  ended 3-31-01     4.50%        5.41%            ---        ---
10-year period
  ended 3-31-01     6.74%        7.21%            ---        ---
Since inception
  of Class (F)       ---          ---           -0.72%      1.84%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data is based on deduction of 4.25% sales load on the initial purchase in the periods.
(C)Performance data does not take into account the sales load deducted on an initial purchase.
(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of the period.
(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of the period.
(F)10-5-99 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return (A)
Period            Class C(B)  Class Y(C)
------            ----------  ----------
1-year period
  ended 3-31-01     4.71%        5.50%
 5-year period
  ended 3-31-01      ---          ---
10-year period
  ended 3-31-01      ---          ---
Since inception
  of Class(D)       1.83%        0.98%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
 (B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. (Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less.)
(C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.
(D)10-8-99 for Class C shares and 12-30-98 for Class Y shares (the date on which shares were first acquired and continuously held by shareholders).

SHAREHOLDER SUMMARY OF MUNICIPAL HIGH INCOME FUND
--------------------------------------------------------------
Portfolio Highlights

On March 31, 2001, Waddell & Reed Advisors Municipal High Income Fund, Inc. had net assets totaling $415,664,804 invested in a diversified portfolio.

As a shareholder of Waddell & Reed Advisors Municipal High Income Fund, Inc., for every $100 you had invested on March 31, 2001, your Fund owned:

 $20.66  Life Care/Nursing Center Revenue Bonds
  17.88  Other Municipal Bonds
  12.37  Cash and Cash Equivalents
  12.31  Industrial Development Revenue Bonds
  10.55  Hospital Revenue Bonds
   7.83  Housing Revenue Bonds
   4.45  Airport Revenue Bonds
   4.19  Water and Sewer Revenue Bonds
   3.92  Transportation Revenue Bonds
   3.52  Resource Recovery Bonds
   2.32  City General Obligation Bonds


                    2001 TAX YEAR TAXABLE EQUIVALENT YIELDS*
---------------------------------------------------------------------------
If your Taxable Income is:
                                    Your         Equivalent
                                  Marginal    Tax Free Yields
   Joint               Single        Tax---------------------------
   return              Return    Bracket Is  5%    6%    7%    8%

$      0- 45,200  $      0- 27,050          15%  5.88  7.06  8.24  9.41

$ 45,201-109,250  $ 27,051- 65,550          28%  6.94  8.33  9.72 11.11

$109,251-166,450  $ 65,551-136,750          31%  7.25  8.70 10.14 11.59

$166,451-297,300  $136,751-297,300          36%  7.81  9.38 10.94 12.50

$297,301 and above$297,301 and above      39.6%  8.28  9.93 11.59 13.25

*Table is for illustration only and does not represent the actual performance of Waddell & Reed Advisors Municipal High Income Fund, Inc.

THE INVESTMENTS OF MUNICIPAL HIGH INCOME FUND
March 31, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS
ALABAMA - 0.76%
 The Marshall County Health Care Authority,
   Hospital Revenue Refunding Bonds, Series
   1992 (Guntersville-Arab Medical Center),
   7.0%, 10-1-13 .........................   $ 3,100 $  3,142,625
                                                     ------------

ARIZONA - 1.81%
 Hayden-Winkelman Unified School District No.
   41 of Gila County, Arizona, Capital
   Appreciation Refunding Bonds, Series 1995,
   0.0%, 7-1-10 ..........................     6,145    3,902,075
 The Industrial Development Authority of the
   County of Gila, Arizona, Environmental Revenue
   Refunding Bonds (ASARCO Incorporated Project),
   Series 1998,
   5.55%, 1-1-27 .........................     4,750    3,621,875
                                                     ------------
                                                        7,523,950
                                                     ------------

CALIFORNIA - 2.24%
 California Statewide Communities Development
   Authority, Hospital Refunding Revenue Certificates
   of Participation, Series 1993, Cedars-Sinai
   Medical Center, Inverse Floating Rate
   Security (INFLOS),
   7.17%, 11-1-15 (A) ....................     4,000    4,120,000
 Carson Redevelopment Agency (California),
   Redevelopment Project Area No. 1,
   Tax Allocation Bonds, Series 1993B,
   6.0%, 10-1-16 .........................     1,500    1,567,500
 Certificates of Participation (1991 Capital
   Improvement Project), Bella Vista Water
   District (California),
   7.375%, 10-1-17 .......................     1,500    1,562,100
 Kings County Waste Management Authority, Solid
   Waste Revenue Bonds, Series 1994 (California),
   7.2%, 10-1-14 .........................       940    1,029,300
 Sierra Kings Health Care District Revenue
   Bonds, Series 1996,
   6.5%, 12-1-26 .........................     1,250    1,017,188
                                                     ------------
                                                        9,296,088
                                                     ------------


                See Notes to Schedule of Investments on page 24.

THE INVESTMENTS OF MUNICIPAL HIGH INCOME FUND
March 31, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
COLORADO - 3.12%
 Sand Creek Metropolitan District, Adams
   County and City and County of Denver,
   Colorado, General Obligation Limited
   Tax Bonds:
   Series 1998,
   6.625%, 12-1-17 .......................   $ 3,070 $  2,997,088
   Series 1997,
   7.125%, 12-1-16 .......................     2,000    2,025,000
 Aspen Grove Business Improvement District in
   the City of Littleton, Colorado, Limited
   Tax General Obligation Bonds, Series 2001,
   7.625%, 12-1-25 .......................     3,800    3,847,500
 City and County of Denver, Colorado,
   Revenue Bonds (Jewish Community Centers
   of Denver Project), Series 1994:
   8.25%, 3-1-24 .........................     2,390    2,500,538
   7.875%, 3-1-19 ........................       815      842,506
 Deer Creek Metropolitan District, Jefferson
   County, Colorado, General Obligation Bonds,
   Series 2000,
   7.625%, 12-1-19 .......................       750      777,187
                                                     ------------
                                                       12,989,819
                                                     ------------

CONNECTICUT - 2.39%
 Eastern Connecticut Resource Recovery
   Authority, Solid Waste Revenue Bonds
   (Wheelabrator Lisbon Project),
   Series 1993A,
   5.5%, 1-1-14 ..........................     5,250    4,889,062
 State of Connecticut Health and
   Educational Facilities Authority,
   Revenue Bonds, Edgehill Issue
   Series A (Fixed Rate),
   6.875%, 7-1-27 ........................     2,300    2,596,125
 Connecticut Development Authority, Pollution
   Control Revenue Refunding Bonds (The
   Connecticut Light and Power Company
   Project - 1993B Series),
   5.95%, 9-1-28 .........................     2,500    2,453,125
                                                     ------------
                                                        9,938,312
                                                     ------------


                See Notes to Schedule of Investments on page 24.

THE INVESTMENTS OF MUNICIPAL HIGH INCOME FUND
March 31, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
DISTRICT OF COLUMBIA - 0.51%
 District of Columbia Revenue Bonds
   (National Public Radio Issue),
   Series 1992,
   7.625%, 1-1-13 ........................   $ 2,000 $  2,107,500
                                                     ------------

FLORIDA - 3.85%
 Sanford Airport Authority (Florida),
   Industrial Development Revenue Bonds
   (Central Florida Terminals, Inc. Project):
   Series 1995A,
   7.75%, 5-1-21 .........................     4,000    4,245,000
   Series 1995C,
   7.5%, 5-1-21 ..........................       500      525,000
 St. Johns County Industrial Development
   Authority, Health Care Revenue
   Bonds, Tax Exempt Series 1997A
   (Bayview Project),
   7.1%, 10-1-26 .........................     4,000    3,165,000
 Escambia County Health Facilities Authority,
   Health Facilities Revenue Bonds (Azalea
   Trace, Inc.), Series 1997,
   6.0%, 1-1-15 ..........................     3,000    2,808,750
 Sarasota County (Florida) Health Facilities
   Authority, Health Care Facilities Revenue
   Refunding Bonds, Series 1995 (Sarasota-
   Manatee Jewish Housing Council, Inc.
   Project),
   6.7%, 7-1-25 ..........................     3,000    2,253,750
 Dade County Industrial Development Authority,
   Industrial Development Revenue Bonds,
   Series 1995 (Miami Cerebral Palsy
   Residential Services, Inc. Project),
   8.0%, 6-1-22 ..........................     1,800    1,818,000
 City of Fort Walton Beach, First Mortgage
   Industrial Development Revenue Bonds,
   Series 1986 (Ft. Walton Beach Ventures,
   Inc. Project),
   10.5%, 12-1-16 ........................     1,190    1,206,124
                                                     ------------
                                                       16,021,624
                                                     ------------


                See Notes to Schedule of Investments on page 24.

THE INVESTMENTS OF MUNICIPAL HIGH INCOME FUND
March 31, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
GEORGIA - 1.63%
 Coffee County Hospital Authority (Georgia),
   Revenue Anticipation Certificates (Coffee
   Regional Medical Center, Inc. Project),
   Series 1997A,
   6.75%, 12-1-16 ........................  $  5,000 $  4,700,000
 Savannah Economic Development Authority,
   First Mortgage Revenue Bonds (Senior Care
   Group, Inc. - Shadowmoss Project),
   Series 1999A,
   6.75%, 7-1-29 .........................     3,185    2,070,250
                                                     ------------
                                                        6,770,250
                                                     ------------

ILLINOIS - 3.08%
 Bloomington-Normal Airport Authority of
   McLean County, Illinois, Central Illinois
   Regional Airport, Passenger Facility Charge
   Revenue Bonds, Series 2001:
   6.35%, 12-1-24 ........................     2,975    2,956,406
   6.05%, 12-1-19 ........................     1,000      983,750
 Illinois Development Finance Authority
   Revenue Bonds, Series 1993C (Catholic
   Charities Housing Development
   Corporation Project),
   6.1%, 1-1-20 ..........................     2,500    2,337,500
 Village of Lansing, Illinois, Landings
   Redevelopment Project Area, Tax Increment
   Refunding Revenue Bonds (Limited Sales
   Tax Pledge), Series 1992,
   7.0%, 12-1-08 .........................     2,000    2,102,500
 Village of Hodgkins, Cook County, Illinois,
   Tax Increment Revenue Refunding Bonds,
   Series 1995A,
   7.625%, 12-1-13 .......................     1,750    1,861,563
 Illinois Health Facilities Authority,
   Revenue Refunding Bonds, Series 1998
   (Lifelink Corporation Obligated Group),
   5.7%, 2-15-24 .........................     1,750    1,402,188
 Village of Bourbonnais, Kankakee County,
   Illinois, Sewerage Revenue Bonds,
   Series 1993,
   7.25%, 12-1-12 ........................     1,085    1,139,250
                                                     ------------
                                                       12,783,157
                                                     ------------


                See Notes to Schedule of Investments on page 24.

THE INVESTMENTS OF MUNICIPAL HIGH INCOME FUND
March 31, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
INDIANA - 0.32%
 City of Carmel, Indiana, Retirement Rental Housing
   Revenue Refunding Bonds (Beverly Enterprises -
   Indiana, Inc. Project), Series 1992,
   8.75%, 12-1-08 ........................    $1,255 $  1,319,319
                                                     ------------

IOWA - 2.70%
 City of Creston, Iowa, Industrial Development
   Revenue Bonds, Series 1997A (CF Processing,
   L.C. Project),
   8.0%, 8-1-26 ..........................     5,000    5,068,750
 City of Cedar Rapids, Iowa, First Mortgage
   Revenue Bonds, Series 1998-A (Cottage Grove
   Place Project),
   5.875%, 7-1-28 ........................     5,000    3,712,500
 Iowa Finance Authority, Community Provider
   Revenue Bonds (Boys and Girls Home and Family
   Services, Inc. Project), Series 1998,
   6.25%, 12-1-28 ........................     2,500    2,453,125
                                                     ------------
                                                       11,234,375
                                                     ------------

KANSAS - 3.37%
 Kansas Development Finance Authority:
   Multifamily Housing Revenue Bonds, Series 1998K
   (Pioneer Olde Town Apartments Project),
   6.5%, 10-1-30 .........................     3,200    2,988,000
   Community Provider Loan Program (Community
   Living Opportunities, Inc.), Series
   1992A Revenue Bonds,
   8.875%, 9-1-11 ........................     2,790    2,858,104
   Revenue Bonds (Village Shalom Obligated Group),
   Series 1998AA,
   5.625%, 11-15-28 ......................       250      209,688
 Certificates of Participation, Series 1998A,
   Evidencing Proportionate Interests of the
   Owners Thereof in Rental Payments to be
   Made by the City of Spring Hill, Kansas, to
   Spring Hill Golf Corporation,
   6.5%, 1-15-28 .........................     4,000    3,695,000


                See Notes to Schedule of Investments on page 24.

THE INVESTMENTS OF MUNICIPAL HIGH INCOME FUND
March 31, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
KANSAS (Continued)
 City of Olathe, Kansas, Senior Living Facility
   Revenue Bonds (Aberdeen Village, Inc.),
   Series 2000A,
   8.0%, 5-15-30 .........................    $2,505 $  2,514,394
 City of Prairie Village, Kansas, Revenue Bonds
   (Claridge Court Project), Series 1993A:
   8.75%, 8-15-23 ........................     1,000    1,060,000
   8.5%, 8-15-04 .........................       640      676,800
                                                     ------------
                                                       14,001,986
                                                     ------------

KENTUCKY - 0.25%
 County of Perry, Kentucky, Solid Waste
   Disposal Revenue Bonds (TJ International
   Project), Series 1994,
   7.0%, 6-1-24 ..........................     1,000    1,046,250
                                                     ------------

LOUISIANA - 1.44%
 Louisiana Public Facilities Authority,
   Revenue Bonds (Progressive Healthcare
   Providers/Louisiana, Inc. Project), Series 1998:
   6.375%, 10-1-20 .......................     2,000    1,572,500
   6.375%, 10-1-28 .......................     2,000    1,505,000
   5.75%, 10-1-03 ........................       895      863,675
 Board of Commissioners of the Port of New Orleans,
   Industrial Development Revenue Refunding Bonds
   (Continental Grain Company Project), Series 1993,
   7.5%, 7-1-13 ..........................     2,000    2,055,000
                                                     ------------
                                                        5,996,175
                                                     ------------

MAINE - 2.09%
 Maine Health and Higher Educational Facilities
   Authority, Revenue Bonds, Piper Shores
   Issue, Series 1999A:
   7.55%, 1-1-29 .........................     5,000    4,850,000
   7.5%, 1-1-19 ..........................     1,000      973,750
 Maine Veterans' Homes, Revenue Bonds, 1995 Series,
   7.75%, 10-1-20 ........................     2,810    2,880,250
                                                     ------------
                                                        8,704,000
                                                     ------------


                See Notes to Schedule of Investments on page 24.

THE INVESTMENTS OF MUNICIPAL HIGH INCOME FUND
March 31, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
MARYLAND - 0.85%
 Maryland Economic Development Corporation,
   Senior Lien Revenue Bonds (Rocky Gap
   Golf Course and Hotel/Meeting Center
   Project), Series 1996 A,
   8.375%, 10-1-09 .......................   $ 3,250 $  3,514,063
                                                     ------------

MASSACHUSETTS - 4.43%
 Massachusetts Industrial Finance Agency:
   First Mortgage Revenue Bonds, Reeds
   Landing Project, Series 1993,
   7.1%, 10-1-28 .........................    10,660    9,927,125
   Resource Recovery Revenue Bonds (SEMASS
   Project), Series 1991B,
   9.25%, 7-1-15 .........................     4,900    5,088,454
   Resource Recovery Revenue Refunding Bonds
   (Ogden Haverhill Project),
   Series 1998A Bonds,
   5.6%, 12-1-19 .........................     2,500    2,287,500
   Revenue Bonds, Beaver Country Day School
   Issue, Series 1992, Subseries A,
   8.1%, 3-1-08 ..........................     1,100    1,126,125
                                                     ------------
                                                       18,429,204
                                                     ------------

MINNESOTA - 0.33%
 City of Coon Rapids, Minnesota, Multifamily
   Housing Revenue Bonds (Wedum Redwood
   Terrace, LLC Project), Series 1999A,
   6.375%, 11-1-29 .......................     1,450    1,388,375
                                                     ------------

MISSOURI - 5.98%
 Tax Increment Financing Commission of Kansas
   City, Missouri, Tax Increment Revenue Bond
   Anticipation Bonds (Briarcliff West Project),
   Series 2001A,
   6.75%, 4-1-02 .........................     4,000    3,999,680
 The Industrial Development Authority of the
   City of Kansas City, Missouri:
   Revenue Bonds (The Bishop Spencer Place,
   Incorporated Project), Series 1994,
   8.0%, 9-1-16 ..........................     2,000    2,115,000
   Multifamily Housing Revenue Bonds (Village
   Green Apartments Project), Series 1998,
   6.25%, 4-1-30 .........................     1,740    1,609,500


                See Notes to Schedule of Investments on page 24.

THE INVESTMENTS OF MUNICIPAL HIGH INCOME FUND
March 31, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
MISSOURI (Continued)
 Missouri Housing Development Commission,
   Multifamily Housing Revenue Bonds (The Mansion
   Apartments Phase II Project), Series 1999,
   6.17%, 10-1-32 ........................   $ 3,915 $  3,606,694
 The Industrial Development Authority of
   the City of St. Louis, Missouri,
   Industrial Revenue Refunding Bonds
   (Kiel Center Multipurpose Arena Project),
   Series 1992,
   7.75%, 12-1-13 ........................     3,335    3,489,244
 The Industrial Development Authority of the
   City of Cameron, Missouri, Health Facilities
   Revenue Bonds (Cameron Community Hospital),
   Series 2000,
   6.25%, 12-1-21 ........................     3,250    3,258,125
 The City of Lake Saint Louis, Missouri,
   Public Facilities Authority, Certificates
   of Participation (Municipal Golf Course
   Project), Series 1993,
   7.55%, 12-1-14 ........................     2,000    2,192,500
 Missouri Development Finance Board, Infrastructure
   Facilities Revenue Bonds (City of Independence,
   Missouri - Eastland Center Project Phase II),
   Series 2000B,
   6.0%, 4-1-2021.........................     2,100    2,126,250
 Johnson County, Missouri, Hospital Revenue
   Bonds (Western Missouri Medical Center
   Project), Series 2000,
   6.0%, 6-1-25 ..........................     1,515    1,543,406
 The Industrial Development Authority of
   Callaway County, Missouri, Industrial
   Development Revenue Bonds (A.P. Green
   Refractories Co. Project), Series 1984,
   8.6%, 11-1-14 .........................       900      919,494
                                                     ------------
                                                       24,859,893
                                                     ------------

NEVADA - 0.65%
 Reno-Sparks Convention & Visitors Authority,
   Nevada, Limited Obligation Medium-Term
   Refunding Bonds, Series November 1, 1996,
   6.0%, 11-1-06 .........................     2,640    2,719,200
                                                     ------------


                See Notes to Schedule of Investments on page 24.

THE INVESTMENTS OF MUNICIPAL HIGH INCOME FUND
March 31, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
NEW HAMPSHIRE - 2.88%
 State of New Hampshire, Turnpike System Revenue
   Bonds, 1994 Series C, Linked Select Auction
   Variable Rate Securities (SAVRS) and Residual
   Interest Bonds (RIBS),
   5.244%, 2-1-24 ........................   $11,200 $ 11,004,000
 Lisbon Regional School District, New
   Hampshire, General Obligation Capital
   Appreciation School Bonds,
   0.0%, 2-1-13 ..........................     1,280      984,000
                                                     ------------
                                                       11,988,000
                                                     ------------

NEW JERSEY - 3.15%
 New Jersey Economic Development Authority:
   Economic Development Bonds, Kapkowski
   Road Landfill Reclamation Improvement
   District Project (City of Elizabeth),
   Series 1998A:
   6.375%, 4-1-18 ........................     2,385    2,432,700
   0.0%, 4-1-11 ..........................     1,740      930,900
   First Mortgage Revenue Fixed Rate Bonds
   (Winchester Gardens at Ward Homestead
   Project), Series 1996A,
   8.625%, 11-1-25 .......................     3,000    3,165,000
   Senior Mortgage Revenue and Revenue Refunding
   Bonds (Arbor Glen of Bridgewater Project),
   Series 1998A,
   6.0%, 5-15-28 .........................     3,150    2,437,313
 New Jersey Health Care Facilities Financing
   Authority, Revenue Bonds, Englewood Hospital
   and Medical Center Issue, Series 1994,
   6.75%, 7-1-24 .........................     4,480    4,138,400
                                                     ------------
                                                       13,104,313
                                                     ------------

NEW YORK - 3.21%
 New York City Municipal Water Finance Authority,
   Water and Sewer System Revenue Bonds, Inverse
   Rate Securities, Fiscal 1994 Series E,
   Newly Linked Bonds,
   5.35%, 6-15-12 ........................     5,500    5,671,875


                See Notes to Schedule of Investments on page 24.

THE INVESTMENTS OF MUNICIPAL HIGH INCOME FUND
March 31, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
NEW YORK (Continued)
 Tompkins County Industrial Development
   Agency, Life Care Community Revenue Bonds,
   1994 (Kendal at Ithaca, Inc. Project),
   7.875%, 6-1-24 ........................   $ 4,035 $  4,145,962
 Suffolk County Industrial Development Agency,
   Continuing Care Retirement Community:
   Fixed Rate Revenue Bonds (Peconic Landing at
   Southold, Inc. Project - Series 2000A),
   8.0%, 10-1-20 .........................     2,000    1,992,500
   First Mortgage Fixed Rate Revenue Bonds
   (Jefferson's Ferry Project - Series 1999A),
   7.2%, 11-1-19 .........................     1,500    1,528,125
                                                     ------------
                                                       13,338,462
                                                     ------------

NORTH CAROLINA - 1.08%
 City of Charlotte, North Carolina, Charlotte/
   Douglas International Airport, Special
   Facility Refunding Revenue Bonds, Series 1998
   (US Airways, Inc. Project),
   5.6%, 7-1-27 ..........................     3,075    2,406,187
 City of Durham, North Carolina, Multifamily
   Housing Revenue Bonds (Ivy Commons Project),
   Series 1997,
   8.0%, 3-1-29 ..........................     2,155    2,063,413
                                                     ------------
                                                        4,469,600
                                                     ------------

NORTH DAKOTA - 0.62%
 City of Grand Forks, North Dakota, Senior
   Housing Revenue Bonds (4000 Valley
   Square Project), Series 1997:
   6.25%, 12-1-34 ........................     2,000    1,445,000
   6.375%, 12-1-34 .......................     1,500    1,121,250
                                                     ------------
                                                        2,566,250
                                                     ------------

OHIO - 2.06%
 Ohio Water Development Authority, State of
   Ohio, Solid Waste Disposal Revenue Bonds
   (Bay Shore Power Project), Tax-Exempt
   Series 1998 A,
   5.875%, 9-1-20 ........................     6,000    4,950,000


                See Notes to Schedule of Investments on page 24.

THE INVESTMENTS OF MUNICIPAL HIGH INCOME FUND
March 31, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
OHIO (Continued)
 City of Toledo, Ohio, Multifamily Housing
   Mortgage Revenue Bonds, Series 1998-A
   (Hillcrest Apartments Project),
   6.125%, 12-1-29 .......................   $ 3,995 $  3,605,487
                                                     ------------
                                                        8,555,487
                                                     ------------

OKLAHOMA - 2.86%
 Bixby Public Works Authority, Utility
   System Revenue Bonds, Refunding
   Series 1994,
   7.25%, 11-1-19 ........................     2,685    2,896,444
 The Clinton Public Works Authority,
   Refunding and Improvement Revenue
   Bonds, Series 1994,
   6.25%, 1-1-19 .........................     2,575    2,645,813
 The Broken Arrow Public Golf Authority
   (Broken Arrow, Oklahoma), Recreational
   Facilities Revenue Bonds, Series 1995,
   7.25%, 8-1-20 .........................     2,025    2,111,062
 Trustees of the Oklahoma Ordnance Works
   Authority, Industrial Development Revenue
   Refunding Bonds (A.P. Green Industries,
   Inc. Project), Series 1992,
   8.5%, 5-1-08 ..........................     1,600    1,663,968
 The Guthrie Public Works Authority
   (Guthrie, Oklahoma), Utility System
   Revenue Bonds, Series 1994A,
   6.75%, 9-1-19 .........................     1,415    1,505,206
 Oklahoma County Industrial Authority,
   Industrial Development Revenue Bonds:
   1986 Series A (Westlake Nursing Center
   Project):
   10.25%, 9-1-16 (B) ....................       905      362,000
   10.125%, 9-1-06 (B) ...................       430      172,000
   1986 Series B (Choctaw Nursing
   Center Project):
   10.25%, 9-1-16 (B) ....................     1,230      369,000
   10.125%, 9-1-06 (B) ...................       525      157,500
                                                     ------------
                                                       11,882,993
                                                     ------------


                See Notes to Schedule of Investments on page 24.

THE INVESTMENTS OF MUNICIPAL HIGH INCOME FUND
March 31, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
OREGON - 0.36%
 Myrtle Creek Building Authority, Gross
   Revenue Bonds, Series 1996A (Myrtle Creek
   Golf Course Project),
   8.0%, 6-1-21 (B) ......................   $ 3,000 $  1,500,000
                                                     ------------

PENNSYLVANIA - 7.47%
 Allegheny County Hospital Development Authority,
   Health System Revenue Bonds, Series 2000B
   (West Penn Allegheny Health System),
   9.25%, 11-15-22 .......................    13,000   13,000,000
 Delaware County Authority (Pennsylvania),
   First Mortgage Revenue Bonds, Series 1994
   (Riddle Village Project),
   8.25%, 6-1-22 .........................     4,000    4,610,000
 Philadelphia Authority for Industrial
   Development, Commercial Development Revenue
   Refunding Bonds (Doubletree Guest Suites
   Project), Series 1997A,
   6.5%, 10-1-27..........................     3,500    3,504,375
 Clearfield Hospital Authority, Hospital
   Revenue and Refunding Bonds (Clearfield
   Hospital Project), Series 1994,
   6.875%, 6-1-16 ........................     3,240    3,248,100
 Allentown Area Hospital Authority, Hospital
   Revenue Bonds (Sacred Heart Hospital of
   Allentown), Series A of 1993,
   6.75%, 11-15-14 .......................     2,865    2,567,756
 Allegheny County Industrial Development Authority
   (Pennsylvania), Environmental Improvement Revenue
   Bonds (USX Corporation Project), Refunding Series
   A 1994,
   6.7%, 12-1-20 .........................     2,495    2,501,237
 South Wayne County Water and Sewer Authority
   (Wayne County, Pennsylvania), Sewer Revenue
   Bonds, Series of 1992,
   8.2%, 4-15-13 .........................     1,600    1,624,000
                                                     ------------
                                                       31,055,468
                                                     ------------

RHODE ISLAND - 0.51%
 City of Providence, Rhode Island, Special
   Obligation Tax Increment Bonds, Series D,
   6.65%, 6-1-16 .........................     2,000    2,115,000
                                                     ------------


                See Notes to Schedule of Investments on page 24.

THE INVESTMENTS OF MUNICIPAL HIGH INCOME FUND
March 31, 2001                             Principal
                                           Amount in
MUNICIPAL BONDS (Continued)                Thousands        Value
SOUTH CAROLINA - 4.67%
 Tobacco Settlement Revenue Management Authority,
   Tobacco Settlement Asset-Backed Bonds,
   Series 2001B (Tax-Exempt),
   6.375%, 5-15-28 .......................   $ 8,750 $  8,695,312
 South Carolina Jobs - Economic Development Authority,
   Solid Waste Recycling Facilities Revenue Bonds
   (Santee River Rubber Project):
   Tax-Exempt Series 1998A,
   8.0%, 12-1-14 (B) .....................     4,000    2,400,000
   Tax-Exempt Series 1998B,
   9.0%, 12-1-11 (B) .....................     2,460    1,476,000
 Connector 2000 Association, Inc., Toll Road
   Revenue Bonds (Southern Connector Project,
   Greenville, South Carolina), Senior Capital
   Appreciation Bonds, Series 1998B:
   0.0%, 1-1-35 ..........................    17,000    1,551,250
   0.0%, 1-1-36 ..........................    11,000      935,000
 McCormick County, South Carolina, Hospital
   Facilities Revenue Refunding and Improvement
   Bonds, Series 1997 (McCormick Health Care
   Center Project),
   7.0%, 3-1-18 ..........................     2,530    2,277,000
 South Carolina State Housing, Finance
   and Development Authority, Multifamily
   Housing Mortgage Revenue Bonds (United
   Dominion-Plum Chase), Series 1991,
   8.5%, 10-1-21 .........................     2,000    2,061,600
                                                     ------------
                                                       19,396,162
                                                     ------------

SOUTH DAKOTA - 0.48%
 South Dakota Health and Educational
   Facilities Authority, Refunding Revenue
   Bonds (Westhills Village Retirement
   Community Issue), Series 1993,
   7.25%, 9-1-13 .........................     2,000    1,997,500
                                                     ------------

TENNESSEE - 0.68%
 The Health and Educational Facilities
   Board of the City of Crossville, Tennessee,
   Hospital Revenue Improvement Bonds,
   Series 1992 (Cumberland Medical Center),
   6.75%, 11-1-12 ........................     2,000    2,047,500
 Upper Cumberland Gas Utility District
   (of Cumberland County, Tennessee),
   Gas System Revenue Bonds, Series 1996,
   7.0%, 3-1-16 (B) ......................     1,400      770,000
                                                     ------------
                                                        2,817,500
                                                     ------------


                See Notes to Schedule of Investments on page 24.

THE INVESTMENTS OF MUNICIPAL HIGH INCOME FUND
March 31, 2001
                                           Principal
                                           Amount in
                                           Thousands        Value
MUNICIPAL BONDS (Continued)
TEXAS - 6.74%
 AllianceAirport Authority, Inc., Special
   Facilities Revenue Bonds:
   Series 1991 (American Airlines, Inc. Project),
   7.0%, 12-1-11 .........................   $ 4,700 $  5,175,875
   Series 1996 (Federal Express Corporation Project),
   6.375%, 4-1-21 ........................     4,000    4,080,000
 Lubbock Health Facilities Development Corporation,
   Fixed Rate First Mortgage Revenue Bonds
   (Carillon, Inc. Project), Series 1999A,
   6.5%, 7-1-19 ..........................     8,000    7,150,000
 North Central Texas Health Facilities Development
   Corporation, Retirement Facility Revenue Bonds
   (Northwest Senior Housing Corporation -
   Edgemere Project), Series 1999A, Fixed
   Rate Bonds,
   7.5%, 11-15-29 ........................     3,000    2,992,500
 Alvarado Industrial Development Corporation,
   Industrial Development Revenue Bonds
   (Rich-Mix Products of Texas, Inc. Project),
   Series 1996,
   7.75%, 3-1-10 .........................     2,440    2,424,750
 City of Houston Housing Corporation
   No. 1, First Lien Revenue Refunding
   Bonds, Series 1996 (6800 Long Drive
   Apartments - Section 8 New Construction
   Program), Houston, Texas,
   6.625%, 2-1-20 ........................     2,305    2,319,406
 City of Houston, Texas, Airport System Subordinate
   Lien Revenue Bonds, Series 2000A (AMT),
   5.625%, 7-1-20 ........................     2,150    2,209,125
 Lufkin Health Facilities Development Corporation,
   Health System Revenue Bonds (Memorial Health
   System of East Texas), Series 1998,
   5.7%, 2-15-28 .........................     2,150    1,650,125
                                                     ------------
                                                       28,001,781
                                                     ------------


UTAH - 2.82%
 Tooele County, Utah, Hazardous Waste
   Treatment Revenue Bonds (Union Pacific
   Corporation/USPCI, Inc. Project),
   Series A,
   5.7%, 11-1-26 .........................     9,000    8,043,750


                See Notes to Schedule of Investments on page 24.

THE INVESTMENTS OF MUNICIPAL HIGH INCOME FUND
March 31, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
UTAH (Continued)
 Utah Housing Finance Agency, Revenue Bonds
   (RHA Community Services of Utah, Inc.
   Project), Series 1997A,
   6.875%, 7-1-27 ........................   $ 2,440 $  2,382,050
 Carbon County, Utah, Solid Waste Disposal
   Facility Revenue Refunding Bonds
   (Sunnyside Cogeneration Associates Project):
   Series 1999A,
   7.1%, 8-15-23 .........................     1,250    1,250,000
   Series 1999B,
   0.0%, 8-15-24 .........................       390       64,350
                                                     ------------
                                                       11,740,150
                                                     ------------

VIRGINIA - 2.26%
 Norfolk Redevelopment and Housing Authority,
   Multifamily Rental Housing Facility Revenue
   Bonds, Series 1996 (1016 Limited Partnership -
   Sussex Apartments Project),
   8.0%, 9-1-26 ..........................     3,480    3,393,000
 Fairfax County Redevelopment and Housing
   Authority, Multifamily Housing Revenue
   Refunding Bonds (Burke Shire Commons
   Apartments Project), Series 1996,
   7.6%, 10-1-36 .........................     3,000    3,191,250
 Pocahontas Parkway Association, Route 895
   Connector, Toll Road Revenue Bonds, Senior
   Capital Appreciation Bonds, Series 1998B,
   0.0%, 8-15-18 .........................     9,000    2,790,000
                                                     ------------
                                                        9,374,250
                                                     ------------

WASHINGTON - 1.17%
 Port of Anacortes, Washington, Revenue and
   Refunding Bonds, 1998 Series A (AMT),
   5.625%, 9-1-16 ........................     3,790    3,581,550
 Housing Authority of the City of Seattle,
   Low-Income Housing Assistance Revenue
   Bonds, 1995 (GNMA Collateralized Mortgage
   Loan - Kin On Project),
   7.4%, 11-20-36 ........................     1,142    1,290,460
                                                     ------------
                                                        4,872,010
                                                     ------------


                See Notes to Schedule of Investments on page 24.

THE INVESTMENTS OF MUNICIPAL HIGH INCOME FUND
March 31, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
WEST VIRGINIA - 0.38%
 Upshur County, West Virginia, Solid Waste
   Disposal Revenue Bonds (TJ International
   Project), Series 1995,
   7.0%, 7-15-25 .........................   $ 1,500 $  1,591,875
                                                     ------------

WISCONSIN - 2.43%
 Wisconsin Health and Educational Facilities
   Authority, Revenue Bonds, Series 1995:
   National Regency of New Berlin, Inc.
   Project,
   8.0%, 8-15-25 .........................     4,445    4,611,687
   Hess Memorial Hospital Association, Inc.
   Project,
   7.75%, 11-1-15 ........................     3,400    3,553,000
 City of Superior, Wisconsin, Water Supply
   Facilities Revenue Refunding Bonds
   (Superior Water, Light and Power Company
   Project), Series 1996,
   6.125%, 11-1-21 .......................     1,910    1,921,938
                                                     ------------
                                                       10,086,625
                                                     ------------

TOTAL MUNICIPAL BONDS - 87.63%                       $364,239,591
 (Cost: $377,870,963)

SHORT-TERM SECURITIES
Commercial Paper
 Electric, Gas and Sanitary Services - 0.96%
 Kansas City Power & Light Co.,
   5.95%, 4-2-01 .........................     4,000    3,999,339
                                                     ------------

 Food and Kindred Products - 1.60%
 General Mills, Inc.,
   5.205%, Master Note ...................     6,657    6,657,000
                                                     ------------

 Forestry - 1.20%
 Weyerhaeuser Company,
   5.25%, 4-25-01 ........................     5,000    4,982,500
                                                     ------------


                See Notes to Schedule of Investments on page 24.

THE INVESTMENTS OF MUNICIPAL HIGH INCOME FUND
March 31, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Nondepository Institutions - 0.67%
 PACCAR Financial Corp.,
   4.925%, Master Note .................     $ 2,754 $  2,754,000
                                                     ------------

 Paper and Allied Products - 0.96%
 International Paper Company,
   5.25%, 4-20-01 ......................       4,000    3,988,916
                                                     ------------

Total Commercial Paper - 5.39%                         22,381,755

Municipal Obligations
 California - 2.34%
 California Pollution Control Financing Authority,
   Environmental Improvement Revenue Bonds, Shell
   Oil Company Project, Series 1998A (Taxable),
   5.43%, 4-2-01 .........................     9,741    9,741,000
                                                     ------------

 Colorado - 0.61%
 Colorado Health Facilities Authority, Revenue
   Refunding Bonds (Christian Living Campus -
   University Hills Project), Series 1997 (US Bank),
   3.55%, 4-4-01 .......................     2,530      2,530,000
                                                     ------------

 Minnesota - 0.79%
 City of Burnsville, Minnesota, Multifamily Housing
   Revenue Refunding Bonds (Berkshire of
   Burnsville), Series 2000A (Federal
   National Mortgage Association),
   3.5%, 4-5-01 ........................     3,300      3,300,000
                                                     ------------

 Montana - 0.39%
 Montana Health Facility Authority, Health
   Care Revenue Bonds (Pooled Loan Program),
   1985 Series A (Norwest Bank Minnesota,
   National Association),
   3.55%, 4-5-01 .......................     1,625      1,625,000
                                                     ------------

 Oklahoma - 1.17%
 Tulsa Industrial Authority, Multifamily Housing
   Revenue Bonds (Park Chase Apartments Project),
   Series 1999A-1 (Federal National Mortgage
   Association),
   3.5%, 4-5-01 ........................     4,856      4,856,000
                                                     ------------


                See Notes to Schedule of Investments on page 24.

THE INVESTMENTS OF MUNICIPAL HIGH INCOME FUND
March 31, 2001
                                           Principal
                                           Amount in
                                           Thousands        Value
SHORT-TERM SECURITIES (Continued)
Municipal Obligations (Continued)
 Washington - 1.18%
 Washington Health Care Facilities Authority,
   Variable Rate Demand Revenue Bonds (Fred
   Hutchinson Cancer Research Center, Seattle),
   Series 1991B (Morgan Guaranty Trust Company
   of New York),
   3.75%, 4-2-01 .......................    $4,900   $  4,900,000
                                                     ------------

Total Municipal Obligations - 6.48%                    26,952,000

TOTAL SHORT-TERM SECURITIES - 11.87%                 $ 49,333,755
 (Cost: $49,333,755)

TOTAL INVESTMENT SECURITIES - 99.50%                 $413,573,346
 (Cost: $427,204,718)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.50%       2,091,458

NET ASSETS - 100.00%                                 $415,664,804


Notes to Schedule of Investments

(A) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 2001.

(B) Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

    See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

    See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
MUNICIPAL HIGH INCOME FUND
March 31, 2001
(In Thousands, Except for Per Share Amounts)
ASSETS
 Investment securities - at value (Notes 1 and 3)  .     $413,573
 Cash  .............................................          599
 Receivables:
   Interest ........................................        6,905
   Fund shares sold.................................          428
 Prepaid insurance premium  ........................            9
                                                         --------
    Total assets  ..................................      421,514
LIABILITIES                                              --------
 Payable for investment securities purchased .......        3,922
 Payable to Fund shareholders  .....................        1,528
 Dividends payable  ................................          248
 Accrued service fee (Note 2)  .....................           80
 Accrued transfer agency and dividend
   disbursing (Note 2) .............................           37
 Accrued management fee (Note 2)  ..................           12
 Accrued accounting services fee (Note 2)  .........            6
 Accrued distribution fee (Note 2)  ................            6
 Other  ............................................           10
                                                         --------
    Total liabilities  .............................        5,849
                                                         --------
      Total net assets .............................     $415,665
NET ASSETS                                               ========
 $1.00 par value capital stock
   Capital stock ...................................     $ 84,455
   Additional paid-in capital ......................      358,451
 Accumulated undistributed loss:
   Accumulated undistributed net realized loss
    on investment transactions  ....................      (13,270)
   Distribution in excess of net realized loss
    on investment transactions  ....................         (340)
   Net unrealized depreciation in value of
    investments  ...................................      (13,631)
    Net assets applicable to outstanding                 --------
      units of capital .............................     $415,665
Net asset value per share (net assets divided            ========
 by shares outstanding)
 Class A  ..........................................        $4.92
 Class B  ..........................................        $4.92
 Class C  ..........................................        $4.92
 Class Y  ..........................................        $4.92
Capital shares outstanding
 Class A  ..........................................       83,850
 Class B  ..........................................          364
 Class C  ..........................................          240
 Class Y  ..........................................            1
Capital shares authorized ..........................      300,000
                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
MUNICIPAL HIGH INCOME FUND
For the Six Months Ended March 31, 2001
(In Thousands)

INVESTMENT INCOME
 Interest and amortization (Note 1B)  ..............      $14,008
                                                         --------
 Expenses (Note 2):
   Investment management fee .......................        1,086
   Service fee:
    Class A ........................................          453
    Class B ........................................            2
    Class C ........................................            1
   Transfer agency and dividend disbursing:
    Class A ........................................          204
    Class B ........................................            2
    Class C ........................................            1
   Legal fees.......................................          134
   Distribution fee:
    Class A ........................................           31
    Class B ........................................            5
    Class C ........................................            4
   Accounting services fee .........................           35
   Audit fees ......................................           11
   Custodian fees ..................................           11
   Other ...........................................           85
                                                         --------
    Total expenses  ................................        2,065
                                                         --------
      Net investment income ........................       11,943
                                                         --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 (NOTES 1 AND 3)
 Realized net loss on investments  .................       (7,998)
 Unrealized appreciation in value of
   investments during the period ...................        7,814
                                                         --------
   Net loss on investments .........................         (184)
                                                         --------
    Net increase in net assets resulting
      from operations ..............................      $11,759
                                                         ========


                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
MUNICIPAL HIGH INCOME FUND
(In Thousands)

                                         For the six  For the fiscal
                                        months ended     year ended
                                          March 31,    September 30,
                                            2001             2000
INCREASE (DECREASE) IN NET ASSETS       ------------  --------------
 Operations:
   Net investment income ...............     $11,943      $27,196
   Realized net loss on
    investments  .......................      (7,998)      (5,257)
   Unrealized appreciation
    (depreciation)  ....................       7,814      (20,065)
                                            --------     --------
    Net increase in net assets resulting
      from operations ..................      11,759        1,874
                                            --------     --------
 Distributions to shareholders (Note 1D):*
   From net investment income:
    Class A  ...........................     (11,884)     (27,143)
    Class B  ...........................         (35)         (32)
    Class C  ...........................         (24)         (21)
    Class Y  ...........................         ---**        ---**
   From realized net gains on investment
    transactions:
    Class A  ...........................         ---          ---
    Class B  ...........................         ---          ---
    Class C  ...........................         ---          ---
    Class Y  ...........................         ---          ---
   In excess of realized capital gains:
    Class A  ...........................         ---         (335)
    Class B  ...........................         ---           (1)
    Class C  ...........................         ---          ---**
    Class Y  ...........................         ---          ---**
                                            --------     --------
                                             (11,943)     (27,532)
                                            --------     --------
 Capital share transactions
   (Note 5) ............................      (3,215)     (65,145)
                                            --------     --------
      Total decrease ...................      (3,399)     (90,803)
NET ASSETS
 Beginning of period  ..................     419,064      509,867
                                            --------     --------
 End of period  ........................    $415,665     $419,064
                                            ========     ========
   Undistributed net investment income .        $---         $---
                                                ====         ====

 *See "Financial Highlights" on pages 28 - 31.
**Not shown due to rounding.
                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
MUNICIPAL HIGH INCOME FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:
                  For the
                      six         For the fiscal year ended
                     months              September 30,
                     ended   ------------------------------------
                    3-31-01    2000   1999    1998   1997    1996
                    ------- ------- ------  ------ ------  ------
Net asset value,
 beginning of
 period  ...........  $4.92   $5.19  $5.69   $5.55  $5.31   $5.27
                      -----   -----  -----   -----  -----   -----
Income (loss) from investment
 operations:
 Net investment
   income...........   0.14    0.30   0.31    0.32   0.34    0.34
 Net realized and
   unrealized gain (loss)
   on investments ..   0.00   (0.27) (0.37)   0.21   0.25    0.04
                      -----   -----  -----   -----  -----   -----
Total from investment
 operations  .......   0.14    0.03  (0.06)   0.53   0.59    0.38
Less distributions:   -----   -----  -----   -----  -----   -----
 Declared from net
   investment income  (0.14)  (0.30) (0.31)  (0.32) (0.34)  (0.34)
 From capital gains   (0.00)  (0.00) (0.13)  (0.07) (0.01)  (0.00)
 In excess of capital
   gains ...........  (0.00)  (0.00)*(0.00)* (0.00) (0.00)  (0.00)
                      -----   -----  -----   -----  -----   -----
Total distributions.  (0.14)  (0.30) (0.44)  (0.39) (0.35)  (0.34)
                      -----   -----  -----   -----  -----   -----
Net asset value, end
 of period  ........  $4.92   $4.92  $5.19   $5.69  $5.55   $5.31
                      =====   =====  =====   =====  =====   =====
Total return** .....   2.92%   0.83% -1.22%   9.88% 11.45%   7.40%
Net assets, end
 of period (in
 millions) .........   $413    $417   $510    $522   $474    $400
Ratio of expenses to
 average net
 assets  ...........   0.99%***0.94%  0.87%   0.82%  0.78%   0.81%
Ratio of net investment
 income to average
 net assets  .......   5.78%***6.08%  5.59%   5.72%  6.19%   6.41%
Portfolio turnover
 rate  .............  11.95%  22.41% 26.83%  35.16% 19.47%  26.91%

  *Not shown due to rounding.
 **Total return calculated without taking into account the sales load deducted on an initial purchase.
***Annualized.
                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
MUNICIPAL HIGH INCOME FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                                           For the
                            For the         period
                                six           from
                             months       10-5-99*
                              ended        through
                            3-31-01        9-30-00
                            -------        -------
Net asset value,
 beginning of period          $4.92          $5.16
                              ----           ----
Income (loss) from investment
 operations:
 Net investment income         0.12           0.25
 Net realized and
   unrealized gain (loss)
   on investments ..           0.00          (0.24)
                              ----           ----
Total from investment
 operations  .......           0.12           0.01
                              ----           ----
Less distributions:
 Declared from net
   investment income          (0.12)         (0.25)
 From capital gains           (0.00)         (0.00)
 In excess of capital
   gains ...........          (0.00)         (0.00)**
                              ----           ----
Total distributions           (0.12)         (0.25)
                              ----           ----
Net asset value,
 end of period  ....          $4.92          $4.92
                              ====           ====
Total return .......           2.45%          0.29%
Net assets, end of
 period (in millions)            $2             $1
Ratio of expenses to
 average net assets            1.90%***       1.89%***
Ratio of net investment
 income to average
 net assets  .......           4.86%***       5.16%***
Portfolio turnover
 rate  .............          11.95%         22.41%****

   *Commencement of operations.
  **Not shown due to rounding.
 ***Annualized.
****For the fiscal year ended September 30, 2000.
                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
MUNICIPAL HIGH INCOME FUND
Class C Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                                           For the
                            For the         period
                                six           from
                             months       10-8-99*
                              ended        through
                            3-31-01        9-30-00
                            -------        -------
Net asset value,
 beginning of period          $4.92          $5.16
                             -----           ----
Income (loss) from investment
 operations:
 Net investment income         0.12           0.25
 Net realized and
   unrealized gain (loss)
   on investments ..           0.00          (0.24)
                             -----           ----
Total from investment
 operations  .......           0.12           0.01
                             -----           ----
Less distributions:
 Declared from net
   investment income          (0.12)         (0.25)
 From capital gains           (0.00)         (0.00)
 In excess of capital
   gains ...........          (0.00)         (0.00)**
                             -----           ----
Total distributions           (0.12)         (0.25)
                             -----           ----
Net asset value,
 end of period  ....          $4.92          $4.92
                             =====           ====
Total return .......           2.45%          0.26%
Net assets, end of
 period (in millions)            $1             $1
Ratio of expenses to
 average net assets            1.87%***       1.91%***
Ratio of net investment
 income to average
 net assets  .......           4.89%***       5.13%***
Portfolio turnover
 rate  .............          11.95%         22.41%****

   *Commencement of operations.
  **Not shown due to rounding.
 ***Annualized.
****For the fiscal year ended September 30, 2000.
                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
MUNICIPAL HIGH INCOME FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:
                                           For the        For the
                            For theFor the  period         period
                                six fiscal    from           from
                             months   year12-30-98*       7-1-98*
                              ended  ended      to             to
                            3-31-019-30-00 9-30-99        8-25-98
                            -------------- -------        -------
Net asset value,
 beginning of period          $4.92  $5.19   $5.65          $5.64
                              -----  -----   -----          -----
Income (loss) from investment
 operations:
 Net investment
   income...........           0.14   0.30    0.24           0.05
 Net realized and
   unrealized gain (loss)
   on investments ..           0.00  (0.27)  (0.33)          0.01
Total from investment         -----  -----   -----          -----
 operations  .......           0.14   0.03   (0.09)          0.06
Less distributions:           -----  -----   -----          -----
 Declared from net
   investment income          (0.14) (0.30)  (0.24)         (0.05)
 From capital gains           (0.00) (0.00)  (0.13)         (0.00)
 In excess of capital
   gains ...........          (0.00) (0.00)**(0.00)**       (0.00)
                              -----  -----   -----          -----
Total distributions           (0.14) (0.30)  (0.37)         (0.05)
Net asset value, end          -----  -----   -----          -----
 of period  ........          $4.92  $4.92   $5.19          $5.65
                              =====  =====   =====          =====
Total return .......           2.81%  0.97%  -1.53%          1.07%
Net assets, end of
 period (000 omitted)            $2    $18   $2             $0
Ratio of expenses to
 average net assets            1.20%***1.08%  0.80%***       0.61%***
Ratio of net investment
 income to average
 net assets  .......           5.62%***5.96%  5.68%***       5.99%***
Portfolio turnover
 rate  .............          11.95% 22.41%  26.83%****     35.16%***
   *Class Y shares commenced operations on July 1, 1998 and continued operations until August 25, 1998 when all outstanding Class Y shares were redeemed at the ending net asset value shown in the table. Operations recommenced on December 30, 1998.
  **Not shown due to rounding.
 ***Annualized.
****For the fiscal year ended September 30, 1999.
                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
March 31, 2001

NOTE 1 -- Significant Accounting Policies

     Waddell & Reed Advisors Municipal High Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to seek to provide a high level of income which is not subject to Federal income tax. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation -- Municipal bonds and the taxable obligations in the Fund's investment portfolio are not listed or traded on any securities exchange. Therefore, municipal bonds are valued using a pricing system provided by a pricing service or dealer in bonds. Short-term debt securities, whether taxable or nontaxable, are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code) and premiums on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Interest income is recorded on the accrual basis. See Note 3 -- Investment Security Transactions.

C. Federal income taxes -- The Fund intends to distribute all of its net investment income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. In addition, the Fund intends to meet requirements of the Internal Revenue Code which will permit it to pay dividends from net investment income, substantially all of which will be exempt from Federal income tax. See Note 4 -- Federal Income Tax Matters.

D. Dividends and distributions -- All of the Fund's net investment income is declared and recorded by the Fund as dividends payable on each day to shareholders of record as of the close of the preceding business day. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, net operating losses and expiring capital loss carryovers.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A new provision in the AICPA Audit and Accounting Guide for investment Companies, as revised, requires mandatory amortization of premiums and discounts on debt securities for fiscal years beginning after December 15, 2000. The Fund already amortizes premiums and discounts on debt securities; therefore management believes there will be no material impact to the Fund.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

     The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rate of 0.525% of net assets up to $500 million, 0.50% of net assets over $500 million and up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion. The Fund accrues and pays the fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of W&R, serves as the Fund's investment manager.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level           Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10          $      0
           From $   10 to $   25          $ 11,000
           From $   25 to $   50          $ 22,000
           From $   50 to $  100          $ 33,000
           From $  100 to $  200          $ 44,000
           From $  200 to $  350          $ 55,000
           From $  350 to $  550          $ 66,000
           From $  550 to $  750          $ 77,000
           From $  750 to $1,000          $ 93,500
                $1,000 and Over           $110,000

     In addition, for each class of shares in excess of one, the Fund pays WARSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

     For Class A, Class B and Class C shares, the Fund pays WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.6125 for each shareholder account which was in existence at any time during the prior month. With respect to Class Y shares, the Fund pays WARSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

     As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $223,968. During the period ended March 31, 2001, W&R received $4,177 and $200 in deferred sales charges for Class B shares and Class C shares, respectively. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $140,718 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

     Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

     Under the Distribution and Service Plan adopted by the Fund for Class B and Class C shares, respectively, the Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

     The Fund paid Directors' fees of $6,311, which are included in other expenses.

     W&R is a subsidiary of Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

     Purchases of investment securities, other than U.S. Government and short-term securities, aggregated $44,355,102, while proceeds from maturities and sales aggregated $56,749,429 Purchases of short-term securities aggregated $473,793,697, while proceeds from maturities and sales aggregated $466,412,137. No U.S. Government securities were bought or sold during the period ended March 31, 2001.

     For Federal income tax purposes, cost of investments owned at March 31, 2001 was $427,302,350, resulting in net unrealized depreciation of $13,729,004, of which $9,097,245 related to appreciated securities and $22,826,249 related to depreciated securities.

NOTE 4 -- Federal Income Tax Matters

     For Federal income tax purposes, the Fund realized capital gain net income of $241,560 during its fiscal year ended September 30, 2000, which included the effect of certain losses deferred into the next fiscal year (see discussion below). The capital gain net income has been distributed to the Fund's shareholders.

     Internal Revenue Code regulations permit the Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses"). From November 1, 1999 through September 30, 2000, the Fund incurred net capital losses of $5,283,963, which have been deferred to the fiscal year ending September 30, 2001.

NOTE 5 -- Multiclass Operations

     The Fund is authorized to offer four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate transfer agency and dividend disbursement services fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

     Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

     Transactions in capital stock are summarized below. Amounts are in thousands.

                            For the       For the
                         six months   fiscal year
                              ended         ended
                          March 31, September 30,
                               2001          2000
                       ------------  ------------
Shares issued from sale
 of shares:
 Class A  ............        4,659         7,227
 Class B .............          141           256
 Class C .............          101           182
 Class Y  ............          ---*            3
Shares issued from
 reinvestment of dividends
 and/or capital gains
 distribution:
 Class A  ............        1,870         4,359
 Class B .............            6             5
 Class C .............            5             4
 Class Y  ............          ---*          ---*
Shares redeemed:
 Class A  ............       (7,381)      (25,188)
 Class B .............          (22)          (23)
 Class C .............          (33)          (19)
 Class Y  ............           (3)          ---
                             ------        ------
Decrease in
 outstanding capital
 shares ..............         (657)      (13,194)
                             ======        ======
Value issued from sale
 of shares:
 Class A  ............      $22,858      $ 35,691
 Class B .............          695         1,264
 Class C .............          498           902
 Class Y  ............          ---*           16
Value issued from
 reinvestment of dividends
 and/or capital gains
 distribution:
 Class A  ............        9,173        21,490
 Class B .............           30            27
 Class C .............           24            21
 Class Y  ............          ---*          ---*
Value redeemed:
 Class A  ............      (36,203)     (124,351)
 Class B .............         (110)         (112)
 Class C .............         (164)          (93)
 Class Y  ............          (16)          ---
                            -------      --------
Decrease in
 outstanding capital        $(3,215)     $(65,145)
                            =======      ========

*Not shown due to rounding.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Waddell & Reed Advisors Municipal High Income Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors Municipal High Income Fund, Inc. (the "Fund") as of March 31, 2001, and the related statement of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended September 30, 2000, and the financial highlights for the six-month period ended March 31, 2001, and for each of the five fiscal years in the period ended September 30, 2000. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors Municipal High Income Fund, Inc. as of March 31, 2001, the results of its operations for the six-month period then ended, the changes in its net assets for the six-month period then ended and the fiscal year ended September 30, 2000, and the financial highlights for the six-month period ended March 31, 2001, and for each of the five fiscal years in the period ended September 30, 2000, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Kansas City, Missouri
May 9, 2001

DIRECTORS
Keith A. Tucker, Overland Park, Kansas, Chairman of the Board
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
David P. Gardner, San Mateo, California
Linda K. Graves, Topeka, Kansas
Joseph Harroz, Jr., Norman, Oklahoma
John F. Hayes, Hutchinson, Kansas
Robert L. Hechler, Overland Park, Kansas
Henry J. Herrmann, Overland Park, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Frederick Vogel III, Milwaukee, Wisconsin


OFFICERS
Robert L. Hechler, President
Henry J. Herrmann, Vice President
Theodore W. Howard, Vice President and Treasurer
Mark J. Otterstrom, Vice President
Kristen A. Richards, Vice President and Secretary
Daniel C. Schulte, Vice President

The Waddell & Reed Advisors Group of Mutual Funds

Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Asset Strategy Fund, Inc.
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Cash Management, Inc.
Waddell & Reed Advisors Continental Income Fund, Inc.
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Global Bond Fund, Inc.
Waddell & Reed Advisors Government Securities Fund, Inc.
Waddell & Reed Advisors High Income Fund, Inc.
Waddell & Reed Advisors International Growth Fund, Inc.
Waddell & Reed Advisors Municipal Bond Fund, Inc.
Waddell & Reed Advisors Municipal High Income Fund, Inc.
Waddell & Reed Advisors Municipal Money Market Fund, Inc.
Waddell & Reed Advisors New Concepts Fund, Inc.
Waddell & Reed Advisors Retirement Shares, Inc.
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund, Inc.
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
Waddell & Reed Advisors Value Fund, Inc.
Waddell & Reed Advisors Vanguard Fund, Inc.





FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (888)-WADDELL
  (888)-923-3355

Our INTERNET address is:
  http://www.waddell.com

NUR1014SA(3-01)

For more complete information regarding any of the mutual funds in Waddell & Reed Advisors Funds, including charges and expenses, please obtain the Fund's prospectus by calling or writing to the number or address listed above. Please read the prospectus carefully before investing.